AMERITAS LIFE INSURANCE CORP.
                               ("Ameritas Life")

              AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL
              AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                             ("Separate Accounts")

                                 Supplement to


               Ameritas Low-Load Variable Universal Life ("LLVL")
       Ameritas Low-Load Survivorship Variable Universal Life ("LLSVUL")
                         Prospectuses Dated May 1, 2008

                Ameritas No Load Variable Annuity ("NLVA 4080")
                Ameritas No-Load Variable Annuity ("NLVA 6150")
                         Prospectuses Dated May 1, 2010


                       Supplement Dated September 2, 2010


Effective July 16, 2010, for the products listed above, the portfolio objectives chart found in the Separate Account Variable Investment Options section of your prospectus is updated to read as follows:

------------------------------------------------- -----------------------------------------------
                 FUND NAME                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                    Portfolio Type / Summary of Investment Strategy
------------------------------------------------- -----------------------------------------------
          American Century Investments              American Century Investment Management, Inc.
------------------------------------------------- -----------------------------------------------
American Century VP International Fund, Class I   Capital growth.
------------------------------------------------- -----------------------------------------------

Please see the American Century Investments VP International Fund prospectus, as supplemented, for more information.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.

      If you do not have a current prospectus, please contact Ameritas at
                                1-800-255-9678.